787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 16, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc.

(File No. 002-62329 and File No. 811-02857)

Ladies and Gentlemen:

On behalf of BlackRock Bond Fund, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated February 4, 2016, to the Prospectus, dated January 28, 2016, for BlackRock Total Return Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated February 4, 2016 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8773.

Very truly yours,

/s/ Stephen P. Forster
Stephen P. Forster

Enclosures

cc: Ben Archibald, Esq., BlackRock Advisors, LLC